Calvert
VP SRI Balanced Portfolio
March 31, 2026
Schedule of Investments (Unaudited)

Asset-Backed Securities — 5.1%

Security	Principal Amount* (000's omitted)	Value
AASET, Series 2025-1A, Class A, 5.943%, 2/16/50(1)	528	$ 532,699
Ally Bank Auto Credit-Linked Notes:
Series 2024-B, Class B, 5.117%, 9/15/32(1)	127	128,433
Series 2025-B, Class C, 4.697%, 9/15/33(1)	287	287,589
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)	100	101,512
Cajun Global LLC:
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	240	243,234
Series 2025-2A, Class A2, 5.912%, 11/20/55(1)	90	89,577
Castlelake Aircraft Structured Trust:
Series 2025-1A, Class A, 5.783%, 2/15/50(1)	653	658,564
Series 2025-2A, Class B, 6.303%, 8/15/50(1)	238	239,373
Cloud Capital Holdco LP:
Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	545	545,480
Series 2024-2A, Class A2, 5.923%, 11/22/49(1)	85	85,217
DataBank Issuer II LLC:
Series 2025-1A, Class A2, 5.18%, 9/27/55(1)	470	456,835
Series 2025-1A, Class B, 5.669%, 9/27/55(1)	15	14,455
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	283	279,016
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	78	77,486
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	321	315,863
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	415	405,785
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	99	97,152
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	782	757,848
Driven Brands Funding LLC:
Series 2020-2A, Class A2, 3.237%, 1/20/51(1)	113	106,177
Series 2021-1A, Class A2, 2.791%, 10/20/51(1)	523	472,637
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	272	267,785
FIGRE Trust:
Series 2025-HE5, Class A, 5.285%, 8/25/55(1)(2)	130	130,924
Series 2026-FL1, Class A1, 5.489% to 3/25/29, 3/25/56(1)(3)	290	291,276
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)	563	571,213
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	160	128,251
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	164	163,516
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/38(1)	75	74,969
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	490	486,786
Lendbuzz Securitization Trust, Series 2025-2A, Class C, 5.28%, 4/15/31(1)	55	54,506
Security	Principal Amount* (000's omitted)		Value
LoanDepot GMSR Trust, Series 2025-GT1, Class A, 6.523%, (1 mo. SOFR + 2.85%), 5/16/30(1)(4)		528	$ 524,451
Loanpal Solar Loan Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)		60	38,081
MAPS Trust, Series 2026-1A, Class A, 5.201%, 1/15/51(1)		237	232,116
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		115	71,307
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)		108	102,411
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		229	204,200
Series 2020-1A, Class A, 2.10%, 4/20/46(1)		31	26,969
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		31	26,268
Series 2020-2A, Class A, 1.44%, 8/20/46(1)		55	46,495
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		66	53,383
Series 2021-1A, Class C, 2.25%, 12/20/46(1)		253	203,972
Series 2021-3A, Class C, 1.77%, 6/20/52(1)		81	46,655
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		100	5,597
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		371	356,355
Series 2023-1A, Class A2, 7.308%, 1/30/53(1)		39	38,957
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)		260	262,369
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		64	63,398
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		159	156,673
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)		283	284,088
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)		150	149,860
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)		50	49,284
Series 2021-C, Class A, 2.18%, 10/8/31(1)		474	467,232
Series 2021-C, Class B, 2.67%, 10/8/31(1)		56	55,534
Phantom Aviation, Series 2026-1A, Class B, 6.027%, 1/15/51(1)		249	245,501
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		262	250,458
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		372	374,954
Prodigy Finance CM DAC, Series 2021-1A, Class A, 5.043%, (1 mo. SOFR + 1.364%), 7/25/51(1)(4)		41	40,804
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)		419	418,133
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	150	108,158
Series 2025-1A, Class B, 5.727%, 8/15/50(1)		45	43,654
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.279%, (1 mo. SOFR + 1.60%), 10/25/55(1)(4)		443	445,052
Service Experts Issuer LLC, Series 2025-1A, Class A, 5.38%, 1/20/37(1)		361	360,347
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		151	143,712
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		171	151,983

Calvert
VP SRI Balanced Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
SERVPRO Master Issuer LLC:
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)		167	$ 170,821
Series 2025-1A, Class A2, 5.525%, 10/25/55(1)		412	408,625
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		493	488,218
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)		86	80,920
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)		88	93,533
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		213	210,204
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		148	146,297
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A, 4.87%, 7/20/48(1)		74	71,401
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)		219	188,454
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)		239	177,662
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)		383	350,427
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)		571	496,552
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)		175	168,651
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		206	187,193
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)		444	426,649
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		105	100,762
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A3, 4.27%, 11/20/28(1)		480	480,528
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/28(1)		37	37,200
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28(1)		34	29,491
U.S. Bank NA, Series 2026-RVM1, Class B1, 4.959%, 12/25/46(1)		300	299,066
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37		286	268,725
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	410	468,608
Vantage Data Centers Jersey Borrower SPV Ltd., Series 2024-1A, Class A2, 6.172%, 5/28/39(1)	GBP	131	174,130
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		735	702,201
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)		224	220,241
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)		37	37,988
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)		304	280,154
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)		73	72,060
Security	Principal Amount* (000's omitted)	Value
Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/45(1)	171	$ 166,364
Total Asset-Backed Securities (identified cost $21,694,809)		$ 21,115,694

Collateralized Mortgage Obligations — 1.6%

Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$335	$ 328,465
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(3)	100	101,041
Chase Home Lending Mortgage Trust, Series 2026-1, Class A2, 5.50%, 11/25/56(1)(2)	430	429,724
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(3)	79	79,338
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(3)	113	113,669
Eagle Re Ltd., Series 2021-2, Class M1C, 7.112%, (30-day SOFR Average + 3.45%), 4/25/34(1)(4)	27	26,558
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	41	42,328
Series 5402, Class BZ, 6.00%, 4/25/54	17	17,372
Series 5413, Class MZ, 6.00%, 5/25/54	39	40,497
Series 5483, Class FB, 5.092%, (30-day SOFR Average + 1.43%), 12/25/54(4)	414	416,573
Series 5529, Class AF, 4.662%, (30-day SOFR Average + 1.00%), 3/25/55(4)	319	320,432
Series 5556, Class FA, 4.812%, (30-day SOFR Average + 1.15%), 7/25/55(4)	225	225,932
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 11.926%, (30-day SOFR Average + 8.264%), 7/25/49(1)(4)	85	94,486
Series 2020-DNA6, Class B1, 6.662%, (30-day SOFR Average + 3.00%), 12/25/50(1)(4)	25	26,515
Series 2021-DNA2, Class B1, 7.062%, (30-day SOFR Average + 3.40%), 8/25/33(1)(4)	55	60,335
Series 2021-DNA2, Class B2, 9.662%, (30-day SOFR Average + 6.00%), 8/25/33(1)(4)	50	61,677
Series 2022-DNA2, Class M1A, 4.962%, (30-day SOFR Average + 1.30%), 2/25/42(1)(4)	45	45,042
Federal National Mortgage Association:
Series 2024-33, Class KF, 4.612%, (30-day SOFR Average + 0.95%), 1/25/54(4)	22	22,330
Series 2025-12, Class GF, 5.012%, (30-day SOFR Average + 1.35%), 3/25/55(4)	255	257,232
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.126%, (30-day SOFR Average + 4.464%), 7/25/31(1)(4)	42	44,517
Series 2019-R05, Class 1B1, 7.876%, (30-day SOFR Average + 4.214%), 7/25/39(1)(4)	50	50,643
Series 2019-R06, Class 2B1, 7.526%, (30-day SOFR Average + 3.864%), 9/25/39(1)(4)	228	230,926

Calvert
VP SRI Balanced Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R07, Class 1B1, 7.176%, (30-day SOFR Average + 3.514%), 10/25/39(1)(4)	$83	$ 84,464
Series 2020-R02, Class 2B1, 6.776%, (30-day SOFR Average + 3.114%), 1/25/40(1)(4)	405	411,343
Series 2021-R01, Class 1B2, 9.662%, (30-day SOFR Average + 6.00%), 10/25/41(1)(4)	143	145,656
Series 2021-R02, Class 2B1, 6.962%, (30-day SOFR Average + 3.30%), 11/25/41(1)(4)	12	12,426
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	163	168,504
Series 2023-84, Class MW, 6.00%, 6/20/53	171	177,146
Series 2023-98, Class BW, 6.00%, 7/20/53	25	25,844
Series 2023-99, Class AL, 6.00%, 7/20/53	25	25,844
Series 2023-101, Class FM, 4.573%, (30-day SOFR Average + 0.90%), 7/20/53(4)	166	166,098
Series 2024-44, Class LM, 6.00%, 3/20/54	98	101,256
Series 2024-46, Class AL, 6.00%, 3/20/54	24	24,794
Series 2024-59, Class LG, 6.00%, 4/20/54	630	652,005
Series 2025-2, Class FB, 4.723%, (30-day SOFR Average + 1.05%), 12/20/54(4)	73	73,898
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	108	108,306
PNMAC GMSR Issuer Trust, Series 2025-GT1, Class A, 6.129%, (1 mo. SOFR + 2.45%), 8/26/30(1)(4)	505	506,338
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.169%, (30-day SOFR Average + 1.50%), 12/25/55(1)(4)	386	386,263
Provident Funding Mortgage Trust, Series 2025-3, Class A3, 6.00%, 8/25/55(1)(2)	276	277,829
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(2)	146	146,797
Total Collateralized Mortgage Obligations (identified cost $6,444,845)		$6,530,443

Commercial Mortgage-Backed Securities — 3.6%

Security	Principal Amount* (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.72%, 11/5/32(1)(2)	695	$ 647,004
Series 2019-BPR, Class ENM, 3.72%, 11/5/32(1)(2)	325	296,218
Series 2019-BPR, Class FNM, 3.72%, 11/5/32(1)(2)	485	432,754
BFLD Commercial Mortgage Trust, Series 2025-660F, Class C, 5.823%, (1 mo. SOFR + 2.15%), 11/15/42(1)(4)	130	129,961
BFLD Trust, Series 2025-FPM, Class B, 5.22%, 10/10/40(1)(2)	62	62,433
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.273%, (1 mo. SOFR + 1.60%), 12/15/42(1)(4)	281	281,637
BPR Trust, Series 2022-SSP, Class A, 6.673%, (1 mo. SOFR + 3.00%), 5/15/39(1)(4)	295	295,602
BX Trust, Series 2025-GW, Class E, 7.323%, (1 mo. SOFR + 3.65%), 7/15/42(1)(4)	90	90,124
Security	Principal Amount* (000’s omitted)		Value
Caister Finance DAC, Series 1A, Class B, 6.195%, (SONIA + 2.45%), 8/17/35(1)(4)	GBP	269	$ 356,882
CRSNT Trust, Series 2026-MOON, Class A, 5.073%, (1 mo. SOFR + 1.40%), 2/15/31(1)(4)		290	289,196
CSMC Trust, Series 2021-BPNY, Class A, 7.502%, (1 mo. SOFR + 3.829%), 8/15/26(1)(4)		545	534,746
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 6.338%, 8/10/42(1)(2)		305	312,295
Extended Stay America Trust:
Series 2025-151, Class F, 7.773%, (1 mo. SOFR + 4.10%), 10/15/42(1)(4)		15	15,074
Series 2025-ESH, Class D, 6.273%, (1 mo. SOFR + 2.60%), 10/15/42(1)(4)		100	100,373
Series 2025-ESH, Class E, 7.023%, (1 mo. SOFR + 3.35%), 10/15/42(1)(4)		198	198,862
Series 2026-ESH2, Class D, 5.923%, (1 mo. SOFR + 2.25%), 2/15/43(1)(4)		213	213,951
Series 2026-ESH2, Class E, 6.573%, (1 mo. SOFR + 2.90%), 2/15/43(1)(4)		45	44,807
Series 2026-ESH2, Class F, 7.423%, (1 mo. SOFR + 3.75%), 2/15/43(1)(4)		25	24,857
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG08, Class A2, 4.134%, 5/25/33(2)		1,019	1,010,161
Series KSG1, Class A2, 1.503%, 9/25/30		278	248,259
Series KW06, Class A2, 3.80%, 6/25/28(2)		502	496,685
Series W5FX, Class AFX, 2.97%, 4/25/28(2)		192	188,418
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.935%, 9/25/27(2)		445	438,765
Series 2018-M13, Class A2, 3.754%, 9/25/30(2)		1,160	1,139,666
Series 2019-M22, Class A2, 2.522%, 8/25/29		430	409,282
Series 2020-M1, Class A2, 2.444%, 10/25/29		963	909,807
Series 2023-M1S, Class A2, 4.50%, 4/25/33(2)		848	865,896
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)		262	264,582
FS Trust, Series 2026-ORL, Class C, 5.523%, (1 mo. SOFR + 1.85%), 2/15/41(1)(4)		70	70,011
Great Wolf Trust:
Series 2024-WLF2, Class A, 5.364%, (1 mo. SOFR + 1.691%), 5/15/41(1)(4)		441	441,532
Series 2024-WLF2, Class D, 6.612%, (1 mo. SOFR + 2.939%), 5/15/41(1)(4)		100	100,506
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class A, 5.314%, (1 mo. SOFR + 1.642%), 6/15/41(1)(4)		275	275,330
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 5.923%, (1 mo. SOFR + 2.25%), 3/15/42(1)(4)		149	149,017
Series 2025-STAY, Class D, 6.523%, (1 mo. SOFR + 2.85%), 3/15/42(1)(4)		407	406,980
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		300	12,594
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(2)		100	1,573
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 5.613%, (1 mo. SOFR + 1.941%), 6/15/39(1)(4)		294	294,415

Calvert
VP SRI Balanced Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
LBTY Commercial Mortgage Trust, Series 2026-225L, Class E, 6.578%, 2/10/43(1)(2)	100	$ 96,943
NYC Trust, Series 2024-3ELV, Class A, 5.664%, (1 mo. SOFR + 1.991%), 8/15/29(1)(4)	405	406,239
ORL Trust:
Series 2024-GLKS, Class A, 5.165%, (1 mo. SOFR + 1.493%), 12/15/39(1)(4)	490	490,612
Series 2024-GLKS, Class D, 6.463%, (1 mo. SOFR + 2.791%), 12/15/39(1)(4)	176	176,769
Series 2024-GLKS, Class F, 8.111%, (1 mo. SOFR + 4.438%), 12/15/39(1)(4)	100	100,456
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.064%, (1 mo. SOFR + 1.392%), 5/15/39(1)(4)	421	420,135
TX Trust:
Series 2024-HOU, Class A, 5.264%, (1 mo. SOFR + 1.591%), 6/15/39(1)(4)	430	429,976
Series 2024-HOU, Class E, 8.06%, (1 mo. SOFR + 4.387%), 6/15/39(1)(4)	78	78,481
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(2)	277	288,089
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(2)	450	414,544
Willowbrook Mall, Series 2025-WBRK, Class C, 6.075%, 3/5/35(1)(2)	295	297,364
Total Commercial Mortgage-Backed Securities (identified cost $15,817,149)		$15,249,863

Common Stocks — 60.9%

Security	Shares	Value
Aerospace & Defense — 0.6%
HEICO Corp.	9,900	$ 2,714,580
		$ 2,714,580
Banks — 1.9%
JPMorgan Chase & Co.	27,500	$ 8,089,400
		$ 8,089,400
Beverages — 1.8%
Coca-Cola Co.	97,490	$ 7,414,115
		$ 7,414,115
Biotechnology — 2.8%
AbbVie, Inc.	25,900	$5,632,991
Argenx SE ADR(5)	2,500	1,825,625
Gilead Sciences, Inc.	31,600	4,404,092
		$11,862,708
Broadline Retail — 2.9%
Amazon.com, Inc.(5)	57,760	$12,029,675
		$12,029,675
Security	Shares	Value
Building Products — 0.7%
Carrier Global Corp.	51,000	$ 2,871,810
		$ 2,871,810
Capital Markets — 2.0%
Evercore, Inc., Class A	5,200	$ 1,552,252
Intercontinental Exchange, Inc.	11,400	1,792,992
LPL Financial Holdings, Inc.	4,900	1,474,067
Tradeweb Markets, Inc., Class A	31,303	3,683,111
		$ 8,502,422
Chemicals — 1.1%
Linde PLC	9,500	$4,709,720
		$4,709,720
Commercial Services & Supplies — 0.9%
Waste Connections, Inc.	23,200	$3,768,608
		$3,768,608
Communications Equipment — 0.8%
Motorola Solutions, Inc.	7,600	$3,298,172
		$3,298,172
Consumer Staples Distribution & Retail — 1.3%
Walmart, Inc.	42,300	$5,257,044
		$5,257,044
Electric Utilities — 1.2%
Constellation Energy Corp.	11,100	$3,099,675
IDACORP, Inc.	12,600	1,801,422
		$4,901,097
Electrical Equipment — 3.2%
AMETEK, Inc.	19,200	$4,115,712
Eaton Corp. PLC	14,000	5,007,380
Siemens Energy AG	23,600	4,069,807
		$13,192,899
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	31,400	$3,967,390
		$3,967,390
Energy Equipment & Services — 1.9%
Baker Hughes Co.	131,400	$8,021,970
		$8,021,970
Entertainment — 1.9%
Liberty Media Corp.-Liberty Formula One, Class C(5)	37,400	$3,179,748
Netflix, Inc.(5)	50,800	4,884,420
		$8,064,168

Calvert
VP SRI Balanced Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services — 2.3%
Rocket Cos., Inc., Class A(5)	188,302	$ 2,683,303
Visa, Inc., Class A	23,200	7,011,968
		$ 9,695,271
Health Care Equipment & Supplies — 0.7%
Edwards Lifesciences Corp.(5)	35,100	$ 2,810,808
		$ 2,810,808
Health Care Providers & Services — 1.0%
Quest Diagnostics, Inc.	14,000	$ 2,743,720
UnitedHealth Group, Inc.	5,010	1,355,656
		$4,099,376
Hotels, Restaurants & Leisure — 1.8%
Domino's Pizza, Inc.	9,200	$3,300,868
Marriott International, Inc., Class A	12,300	4,022,961
		$7,323,829
Insurance — 0.7%
Arthur J. Gallagher & Co.	13,600	$2,945,488
		$2,945,488
Interactive Media & Services — 4.6%
Alphabet, Inc., Class C	67,300	$19,305,678
		$19,305,678
Machinery — 0.8%
Parker-Hannifin Corp.	3,500	$3,133,340
		$3,133,340
Pharmaceuticals — 1.6%
Eli Lilly & Co.	7,100	$6,530,367
		$6,530,367
Real Estate Management & Development — 0.6%
FirstService Corp.(6)	18,100	$2,514,814
		$2,514,814
Semiconductors & Semiconductor Equipment — 9.9%
Analog Devices, Inc.	12,400	$3,944,936
Broadcom, Inc.	32,590	10,086,931
Lam Research Corp.	22,710	4,852,218
NVIDIA Corp.	129,000	22,497,600
		$41,381,685
Software — 4.7%
Microsoft Corp.	39,593	$14,656,141
Palo Alto Networks, Inc.(5)	19,400	3,110,208
Security	Shares	Value
Software (continued)
Synopsys, Inc.(5)	5,000	$ 1,982,400
		$ 19,748,749
Specialty Retail — 1.8%
Burlington Stores, Inc.(5)	10,500	$ 3,416,490
TJX Cos., Inc.	27,000	4,311,900
		$ 7,728,390
Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	65,788	$ 16,696,337
		$16,696,337
Trading Companies & Distributors — 0.5%
Fastenal Co.	44,700	$2,074,080
		$2,074,080
Total Common Stocks (identified cost $142,058,743)		$254,653,990

Corporate Bonds — 10.4%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.1%
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	189	$ 201,792
Compass Minerals International, Inc., 8.00%, 7/1/30(1)	60	62,134
		$ 263,926
Communications — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	261	$ 167,782
4.80%, 3/1/50	666	492,745
5.375%, 5/1/47	250	201,370
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	64	67,021
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(1)	60	61,291
8.00%, 8/1/29(1)	50	49,961
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29(1)	70	67,535
Snap, Inc., 6.875%, 3/1/33(1)	34	32,133
TELUS Corp.:
6.375% to 3/9/31, 6/9/56(7)	416	411,968
6.625% to 3/9/36, 6/9/56(7)	44	42,908
Zegona Finance PLC, 8.625%, 7/15/29(1)	200	210,118
		$1,804,832
Consumer, Cyclical — 0.8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	48	$48,317

Calvert
VP SRI Balanced Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
Aptiv Swiss Holdings Ltd., 3.10%, 12/1/51(6)	722	$ 445,857
AS Mileage Plan IP Ltd., 5.021%, 10/20/29(1)	139	137,647
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	35	33,177
Bath & Body Works, Inc., 6.75%, 7/1/36	60	57,605
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(1)	48	49,114
6.75%, 9/15/32(1)	10	10,086
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	367	366,268
Ford Motor Credit Co. LLC:
4.97%, 4/6/29	200	197,598
5.73%, 9/5/30	200	199,880
7.35%, 3/6/30	200	211,073
General Motors Financial Co., Inc., 5.60%, 6/18/31	315	322,493
Hyundai Capital America, 4.55%, 1/8/31(1)	303	297,730
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	60	58,423
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	373	354,499
4.375%, 1/15/31(1)	70	65,835
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	50	48,500
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)(6)	350	344,970
		$3,249,072
Consumer, Non-cyclical — 0.7%
Centene Corp.:
2.50%, 3/1/31	280	$235,128
3.375%, 2/15/30	199	179,888
4.625%, 12/15/29	257	244,134
Conservation Fund, 3.474%, 12/15/29	285	272,085
Doris Duke Charitable Foundation, 2.345%, 7/1/50	678	379,843
Ford Foundation, 2.415%, 6/1/50	435	257,027
Global Medical Response, Inc., 7.375%, 10/1/32(1)	48	49,886
HCA, Inc., 4.60%, 11/15/32	584	568,247
Herc Holdings, Inc., 7.00%, 6/15/30(1)	60	61,565
LifePoint Health, Inc.:
9.875%, 8/15/30(1)	51	53,997
10.00%, 6/1/32(1)(6)	50	51,124
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	60	58,734
Pfizer Investment Enterprises Pte. Ltd.:
5.30%, 5/19/53	262	243,670
5.34%, 5/19/63	425	386,402
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)	60	59,072
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	23	22,248
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	60	61,382
		$3,184,432
Energy — 0.3%
Occidental Petroleum Corp., 5.375%, 1/1/32	85	$86,324
Security	Principal Amount* (000’s omitted)		Value
Energy (continued)
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		200	$ 109,650
6.45%, 3/5/34(1)		200	110,125
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)		369	353,612
5.00%, 1/31/28(1)		460	455,168
WBI Operating LLC, 6.50%, 10/15/33(1)		60	59,583
			$ 1,174,462
Financial — 6.8%
Ally Financial, Inc.:
4.70% to 5/15/26(7)(8)		43	$42,636
5.548% to 7/31/32, 7/31/33(7)		250	245,714
American International Group, Inc., 5.45%, 5/7/35		20	20,410
American National Group, Inc.:
6.00%, 7/15/35		381	371,705
6.144%, 6/13/32(1)		158	161,578
7.00% to 12/1/30, 12/1/55(7)		197	186,980
Andrew W. Mellon Foundation, 0.947%, 8/1/27		335	321,995
Apollo Debt Solutions BDC, 5.875%, 8/30/30		47	46,288
Apollo Global Management, Inc., 5.15%, 8/12/35		215	208,306
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(7)(9)	EUR	100	133,177
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)		50	51,914
Athene Holding Ltd., 6.625%, 5/19/55		667	643,257
Azorra Finance Ltd.:
7.25%, 1/15/31(1)		50	50,529
7.75%, 4/15/30(1)		35	36,079
Bain Capital Specialty Finance, Inc., 5.95%, 3/1/31		83	79,278
Banco Santander SA, 5.294%, 8/18/27		200	201,967
Bank of America Corp.:
3.419% to 12/20/27, 12/20/28(7)		860	845,141
3.824% to 1/20/27, 1/20/28(7)		581	578,192
4.456% to 2/6/31, 2/6/32(7)		179	176,798
5.511% to 1/24/35, 1/24/36(7)		100	102,013
5.872% to 9/15/33, 9/15/34(7)		496	519,548
5.933% to 9/15/26, 9/15/27(7)		370	372,600
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(6)(7)		500	486,282
8.125% to 1/8/34, 1/8/39(1)(7)		451	475,260
Blue Owl Credit Income Corp., 6.60%, 9/15/29		25	24,917
BlueHub Loan Fund, Inc., 3.099%, 1/1/30		675	623,690
BNP Paribas SA:
7.75% to 8/16/29(1)(7)(8)		420	433,609
9.25% to 11/17/27(1)(7)(8)		200	209,259
Brookfield Asset Management Ltd.:
5.298%, 1/15/36		168	164,246
5.795%, 4/24/35		566	577,028
6.077%, 9/15/55		273	269,980
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(7)		393	376,617

Calvert
VP SRI Balanced Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Charles Schwab Corp., 4.343% to 11/14/30, 11/14/31(7)		375	$ 370,999
CI Financial Corp., 7.50%, 5/30/29(1)		707	742,300
Citadel LP, 6.375%, 1/23/32(1)		407	422,076
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)		211	205,162
Enact Holdings, Inc., 6.25%, 5/28/29		470	483,924
EPR Properties:
3.60%, 11/15/31		205	186,181
4.75%, 11/15/30		80	78,117
4.95%, 4/15/28		396	395,548
Essent Group Ltd., 6.25%, 7/1/29		60	62,100
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		59	58,652
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)		543	553,268
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)		946	829,606
6.75%, 3/15/54(1)		313	291,860
7.25% to 3/1/31, 3/1/56(1)(7)		39	36,794
7.95%, 6/15/33(1)		22	23,617
7.95% to 7/15/29, 10/15/54(1)(7)		230	221,662
HA Sustainable Infrastructure Capital, Inc.:
6.375%, 7/1/34		1,216	1,224,834
8.00% to 3/1/31, 6/1/56(7)		39	40,367
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		34	33,882
3.75%, 9/15/30(1)(6)		58	53,415
Intact Financial Corp., 5.459%, 9/22/32(1)		278	283,034
Jefferies Financial Group, Inc.:
5.50%, 2/15/36		302	290,036
6.20%, 4/14/34		225	229,581
JPMorgan Chase & Co.:
4.347% to 1/22/31, 1/22/32(7)		183	180,456
4.898% to 1/22/36, 1/22/37(7)		209	204,587
5.581% to 4/22/29, 4/22/30(7)		624	643,225
Jyske Realkredit AS, 3.50%, 10/1/56	DKK	2,164	315,733
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(7)		324	316,581
LPL Holdings, Inc.:
4.00%, 3/15/29(1)		128	124,387
4.375%, 5/15/31(1)		220	210,714
5.75%, 6/15/35		260	259,095
Marex Group PLC, 6.404%, 11/4/29		401	413,157
Marsh & McLennan Cos., Inc.:
4.95%, 3/15/36		103	102,081
5.00%, 3/15/35		45	44,832
Nordea Kredit Realkreditaktieselskab:
3.50%, 10/1/53	DKK	680	100,122
3.50%, 10/1/56	DKK	1,903	276,671
Nuveen LLC, 5.85%, 4/15/34(1)		342	353,477
Nykredit Realkredit AS:
3.50%, 4/1/53(9)	DKK	7,666	1,133,832
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Nykredit Realkredit AS: (continued)
3.50%, 10/1/56(9)	DKK	6,634	$ 969,404
3.50%, 10/1/56(9)	DKK	820	117,452
Oaktree Strategic Credit Fund, 8.40%, 11/14/28		85	89,007
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		331	332,279
Pinnacle Bank/Nashville TN, 5.625%, 2/15/28		494	499,704
Pinnacle Financial Partners, Inc., 6.168% to 11/1/29, 11/1/30(7)		139	141,756
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(7)		110	112,338
Raymond James Financial, Inc.:
4.90%, 9/11/35		135	131,520
5.65%, 9/11/55		448	424,482
Realkredit Danmark AS, 3.50%, 10/1/56(9)	DKK	5,320	773,127
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)		594	548,418
Royal Bank of Canada, 4.97% to 5/2/30, 5/2/31(7)		175	176,937
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)		400	392,970
Stifel Financial Corp., 4.00%, 5/15/30		196	190,541
Swedbank AB, 6.136%, 9/12/26(1)		437	440,474
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(7)		240	239,611
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(7)		887	915,624
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(7)		200	199,717
5.861% to 6/19/27, 6/19/32(1)(7)		200	201,267
UWM Holdings LLC, 6.25%, 3/15/31(1)		343	312,653
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(7)		128	114,561
Willis North America, Inc.:
4.55%, 3/15/31		130	128,197
5.15%, 3/15/36		95	92,574
			$28,377,571
Government - Multinational — 0.6%
Asian Development Bank, 3.125%, 9/26/28		540	$531,657
European Investment Bank:
1.625%, 5/13/31		925	825,848
2.375%, 5/24/27		1,026	1,009,791
			$2,367,296
Industrial — 0.1%
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(1)		60	$56,840
Hexcel Corp., 5.875%, 2/26/35		150	154,080
Masterbrand, Inc., 7.00%, 7/15/32(1)		49	47,915
Reworld Holding Corp., 4.875%, 12/1/29(1)		70	65,689
Seaspan Corp., 5.50%, 8/1/29(1)		52	48,771
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		60	59,585
			$432,880

Calvert
VP SRI Balanced Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Technology — 0.4%
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	60	$ 58,593
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	60	62,540
Ellucian Holdings, Inc., 6.50%, 12/1/29(1)	45	44,067
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	50	48,301
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)(10)	50	51,837
Oracle Corp.:
3.60%, 4/1/50	375	226,568
3.95%, 3/25/51	88	55,799
5.20%, 9/26/35	198	185,823
5.70%, 2/4/36	50	48,096
6.00%, 8/3/55	181	151,892
6.55%, 2/4/46	130	121,368
6.70%, 2/4/56	170	157,901
Qorvo, Inc., 3.375%, 4/1/31(1)	300	271,541
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	359	399,060
		$1,883,386
Utilities — 0.2%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	176	$160,563
Dominion Energy, Inc., 6.00% to 11/15/30, 2/15/56(7)	210	208,804
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	343	335,128
XPLR Infrastructure Operating Partners LP:
8.375%, 1/15/31(1)(6)	20	21,065
8.625%, 3/15/33(1)	65	68,711
		$794,271
Total Corporate Bonds (identified cost $44,764,881)		$43,532,128

Exchange-Traded Funds — 0.2%

Security	Shares	Value
Fixed-Income Funds — 0.2%
Calvert Ultra-Short Investment Grade ETF(11)	20,000	$ 1,012,100
Total Exchange-Traded Funds (identified cost $1,017,600)		$ 1,012,100

Preferred Stocks — 0.1%

Security	Shares	Value
Banks — 0.0%†
Citizens Financial Group, Inc., Series I, 6.50% to 10/6/30(6)	3,000	$ 74,580
		$ 74,580
Security	Shares	Value
Insurance — 0.0%†
Aspen Insurance Holdings Ltd., 7.00%(6)	3,614	$ 84,206
		$ 84,206
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	13,079	$ 173,558
Series A2, 6.375%	13,500	200,610
		$ 374,168
Wireless Telecommunication Services — 0.0%†
T-Mobile USA, Inc., 6.25%	2,010	$48,602
		$48,602
Total Preferred Stocks (identified cost $880,499)		$581,556

Senior Floating-Rate Loans — 0.6%(12)

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 10/23/30	$246	$ 246,222
		$ 246,222
Insurance — 0.1%
AmWINS Group, Inc., Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 1/30/32	$246	$ 244,248
USI, Inc., Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	295	294,453
		$ 538,701
IT Services — 0.0%†
Sedgwick Claims Management Services, Inc., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	$246	$ 242,130
		$242,130
Machinery — 0.1%
Gates Global LLC, Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	$295	$295,519
TK Elevator Midco GmbH, Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	246	246,460
		$541,979
Professional Services — 0.1%
Trans Union LLC, Term Loan, 5.418%, (3 mo. USD Term SOFR + 1.75%), 6/24/31	$246	$245,318
		$245,318

Calvert
VP SRI Balanced Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software — 0.1%
CCC Intelligent Solutions, Inc., Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 1/23/32	$246	$ 244,295
Epicor Software Corp., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	246	241,895
		$ 486,190
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 4/23/31	$246	$ 245,955
		$ 245,955
Total Senior Floating-Rate Loans (identified cost $2,559,282)		$ 2,546,495

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Germany — 0.4%
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$1,526	$ 1,505,206
4.375%, 2/28/34	193	195,222
		$ 1,700,428
Total Sovereign Government Bonds (identified cost $1,711,733)		$ 1,700,428

Taxable Municipal Obligations — 0.7%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.2%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$435	$ 342,197
San Francisco City and County, CA, 3.921%, 6/15/39	285	255,922
		$ 598,119
Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$405	$ 403,908
Social Bonds, 2.484%, 6/1/27	290	285,091
Social Bonds, 2.534%, 6/1/28	360	348,434
Social Bonds, 2.584%, 6/1/29	200	190,805
Social Bonds, 2.984%, 6/1/33	220	198,847
		$1,427,085
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.2%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$130	$ 108,752
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	170	156,753
Green Bonds, 2.184%, 9/1/31	140	126,690
Green Bonds, 2.264%, 9/1/32	125	110,977
Green Bonds, 2.344%, 9/1/33	135	117,706
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	145	131,856
Green Bonds, 1.701%, 5/1/31	130	115,928
		$868,662
Total Taxable Municipal Obligations (identified cost $3,179,837)		$2,893,866

U.S. Government Agencies and Instrumentalities — 0.2%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$220	$ 199,982
3.485%, 8/1/35	125	112,675
3.585%, 8/1/37	225	199,788
U.S. International Development Finance Corp., 3.52%, 9/20/32	205	198,981
Total U.S. Government Agencies and Instrumentalities (identified cost $813,076)		$ 711,426

U.S. Government Agency Mortgage-Backed Securities — 9.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$67	$ 62,458
5.00%, 11/1/54	1,589	1,569,198
5.50%, with various maturities to 2055	9,600	9,655,479
6.00%, 6/1/53	59	60,157
Federal National Mortgage Association:
2.00%, 4/1/51	159	131,297
2.68%, 7/1/26	318	316,777
3.00%, 11/1/49	205	182,802
4.00%, with various maturities to 2048	424	404,762
5.00%, 3/1/55	301	297,321
5.50%, with various maturities to 2055	7,376	7,423,231
7.00%, 6/1/53	20	21,104
Government National Mortgage Association II:
2.50%, with various maturities to 2051	592	506,286
6.00%, with various maturities to 2053	211	218,847

Calvert
VP SRI Balanced Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association II: (continued)
6.50%, 6/20/53	$222	$ 233,872
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(13)	210	197,810
4.50%, 30-Year, TBA(13)	1,442	1,390,854
5.00%, 30-Year, TBA(13)	15,568	15,347,210
5.50%, 30-Year, TBA(13)	1,743	1,750,558
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $40,298,620)		$ 39,770,023

U.S. Treasury Obligations — 7.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.875%, 2/15/41	$481	$ 333,402
1.875%, 2/15/51	79	43,882
1.875%, 11/15/51	368	202,271
2.00%, 11/15/41	795	550,072
2.00%, 8/15/51	338	192,568
2.25%, 2/15/52	523	315,363
2.375%, 2/15/42	7,519	5,482,115
2.875%, 8/15/45	315	233,974
2.875%, 5/15/52	275	190,776
3.00%, 5/15/45	503	382,948
3.00%, 5/15/47	13	9,666
3.00%, 8/15/52	127	90,311
3.125%, 5/15/48	52	39,148
3.625%, 2/15/53	282	226,393
3.625%, 5/15/53	164	131,539
3.875%, 2/15/43	327	290,659
3.875%, 5/15/43	31	27,485
4.00%, 11/15/52	122	104,848
4.25%, 2/15/54	185	165,752
4.50%, 2/15/36	20	20,407
4.50%, 2/15/44	148	141,586
4.50%, 11/15/54	941	879,320
4.625%, 5/15/44	112	108,655
4.75%, 2/15/45	1,350	1,326,850
U.S. Treasury Notes:
0.625%, 8/15/30	110	95,543
0.875%, 11/15/30	1	872
1.125%, 2/15/31	113	99,087
1.25%, 3/31/28	581	552,608
1.25%, 4/30/28	1,022	970,022
1.25%, 6/30/28	303	286,430
1.25%, 8/15/31	75	65,111
1.375%, 10/31/28	32	30,097
1.50%, 11/30/28	89	83,818
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
1.875%, 2/28/29	$16	$ 15,148
3.125%, 8/31/27	1,146	1,134,920
3.375%, 5/15/33	272	259,154
3.50%, 1/31/28	631	627,451
3.625%, 5/15/26	23	22,996
3.625%, 5/31/28	75	74,716
3.875%, 8/15/33	71	69,712
3.875%, 8/15/34	306	298,260
4.00%, 2/28/30	3,421	3,434,029
4.00%, 2/15/34	683	673,822
4.125%, 2/28/27	7,633	7,658,608
4.125%, 7/31/28	60	60,421
4.25%, 5/15/35	2,500	2,493,799
4.375%, 8/31/28	151	152,911
4.625%, 9/15/26	142	142,567
4.625%, 2/15/35	550	564,405
Total U.S. Treasury Obligations (identified cost $32,979,377)		$31,356,497

Miscellaneous — 0.0%

Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(5)(14)	$76,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Calvert
VP SRI Balanced Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 4.4%
Affiliated Fund — 3.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(15)	15,412,937	$ 15,412,937
Total Affiliated Fund (identified cost $15,412,937)		$ 15,412,937
Securities Lending Collateral — 0.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(16)	3,099,216	$ 3,099,216
Total Securities Lending Collateral (identified cost $3,099,216)		$ 3,099,216
Total Short-Term Investments (identified cost $18,512,153)		$ 18,512,153
Total Investments — 105.2% (identified cost $332,732,604)		$440,166,662
Other Assets, Less Liabilities — (5.2)%		$(21,786,775)
Net Assets — 100.0%		$418,379,887

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $48,658,352 or 11.6% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2026.
(3)	Step coupon security. Interest rate represents the rate in effect at March 31, 2026.
(4)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2026.
(5)	Non-income producing security.
(6)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $3,148,499 and the total market value of the collateral received by the Fund was $3,182,603, comprised of cash of $3,099,216 and U.S. government and/or agencies securities of $83,387.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of these securities is $3,126,992 or 0.7% of the Fund's net assets.
(10)	When-issued security.
(11)	Affiliated fund.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(14)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.
(16)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	111,900	CAD	151,279	JPMorgan Chase Bank, N.A.	6/17/26	$2,791	$ —
USD	2,792,300	DKK	17,964,989	JPMorgan Chase Bank, N.A.	6/17/26	2,562	—
USD	1,028,341	DKK	6,616,097	JPMorgan Chase Bank, N.A.	6/17/26	943	—
USD	141,307	EUR	122,045	Barclays Bank PLC	6/17/26	—	(249)
USD	474,899	EUR	410,165	Barclays Bank PLC	6/17/26	—	(838)

Calvert
VP SRI Balanced Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) — continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	537,459	GBP	401,987	BNP Paribas	6/17/26	$5,509	$ —
						$11,805	$(1,087)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	5	Long	6/30/26	$1,037,227	$(8,015)
U.S. 5-Year Treasury Note	291	Long	6/30/26	31,480,289	(379,772)
U.S. 10-Year Treasury Note	74	Long	6/18/26	8,217,469	(105,036)
U.S. Long Treasury Bond	48	Long	6/18/26	5,466,000	(153,903)
U.S. Ultra 10-Year Treasury Note	92	Long	6/18/26	10,443,438	(185,974)
Euro-Bund	(25)	Short	6/8/26	(3,623,301)	45,903
U.S. 2-Year Treasury Note	(93)	Short	6/30/26	(19,292,414)	147,365
U.S. Ultra-Long Treasury Bond	(35)	Short	6/18/26	(4,079,688)	128,362
					$(511,070)

Abbreviations:
ADR	– American Depositary Receipt
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
DKK	– Denmark Krone
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
At March 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended March 31, 2026, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended March 31, 2026, the Fund used futures contracts to hedge interest rate risk and to manage duration.

Calvert
VP SRI Balanced Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At March 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $16,425,037, which represents 3.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 1,015,000	$ —	$ —	$ —	$(2,900)	$ 1,012,100	$10,159	20,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	11,900,869	30,049,860	(26,537,792)	—	—	15,412,937	85,555	15,412,937
Total				$ —	$(2,900)	$16,425,037	$95,714

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$21,115,694	$ —	$21,115,694
Collateralized Mortgage Obligations	—	6,530,443	—	6,530,443
Commercial Mortgage-Backed Securities	—	15,249,863	—	15,249,863
Common Stocks	250,584,183(2)	—	—	250,584,183
Common Stocks - Electrical Equipment	—	4,069,807	—	4,069,807
Corporate Bonds	—	43,532,128	—	43,532,128
Exchange-Traded Funds	1,012,100	—	—	1,012,100
Preferred Stocks	581,556	—	—	581,556
Senior Floating-Rate Loans	—	2,546,495	—	2,546,495
Sovereign Government Bonds	—	1,700,428	—	1,700,428
Taxable Municipal Obligations	—	2,893,866	—	2,893,866
U.S. Government Agencies and Instrumentalities	—	711,426	—	711,426
U.S. Government Agency Mortgage-Backed Securities	—	39,770,023	—	39,770,023
U.S. Treasury Obligations	—	31,356,497	—	31,356,497
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	15,412,937	—	—	15,412,937
Securities Lending Collateral	3,099,216	—	—	3,099,216
Total Investments	$270,689,992	$169,476,670	$0	$440,166,662
Forward Foreign Currency Exchange Contracts	$ —	$11,805	$ —	$11,805

Calvert
VP SRI Balanced Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Futures Contracts	$321,630	$ —	$ —	$321,630
Total	$271,011,622	$169,488,475	$ —	$440,500,097
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(1,087)	$ —	$(1,087)
Futures Contracts	(832,700)	—	—	(832,700)
Total	$(832,700)	$(1,087)	$ —	$(833,787)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2026 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.